Leases (Tables)	12 Months Ended
Sep. 30, 2013
Leases [Abstract]
Property leased or held for lease
(in thousands)
Construction aggregates property	$35,087
Commercial property	232,317
267,404
less accumulated depreciation and depletion	61,495
$205,909